COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts receivable	$ 32	$ 0
Convertible preferred stock, shares authorized		129,788,828
Convertible preferred stock, shares issued		95,010,858
Convertible preferred stock, shares outstanding		95,010,858
Hyperfine Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, aggregate liquidation preference	$ 0	$ 147,651
Convertible preferred stock, shares authorized	0	129,788,828
Convertible preferred stock, shares issued	0	95,010,858
Convertible preferred stock, shares outstanding	0	95,010,858
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	600,000,000	130,000,000
Common shares, shares issued	55,277,061	1,576,137
Common shares, shares outstanding	55,277,061	1,576,137
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	27,000,000	0
Common shares, shares issued	15,055,288	0
Common shares, shares outstanding	15,055,288	0